Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective income tax rate	28.70%	29.60%	31.80%
Income taxes paid, net	$ 118	$ 727	$ 880
Effective Income Tax Rate Reconciliation, Increase in Research Tax Credit	(76)
Income Tax Reconciliation (Table Amounts) [Abstract]
Income tax expense at statutory rate	976	1,028	1,002
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	(119)	(43)	(37)
Manufacturing deduction	(31)	(48)	(63)
Settlements with taxing authorities	0	(51)	0
Other, net	26	18	(9)
Total federal and foreign income taxes	$ 800	$ 868	$ 911